CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Basic Materials - 5.4%
Metal Fabricating - 3.1%
Omega Flex, Inc.	266,164	$27,622,500
RBC Bearings, Inc. (a)	389,675	84,742,622
		112,365,122
Specialty Chemicals - 2.3%
Balchem Corporation	638,560	86,084,274

Consumer Discretionary - 5.1%
Home Improvement Retailers - 2.9%
SiteOne Landscape Supply, Inc. (a)	646,330	108,169,789

Recreational Products - 2.2%
Fox Factory Holding Corporation (a)	748,888	81,261,837

Consumer Staples - 1.0%
Nondurable Household Products - 1.0%
WD-40 Company	200,351	37,796,216

Financials - 1.6%
Financial Data Providers - 1.6%
Clearwater Analytics Holdings, Inc. - Class A (a)	3,607,363	57,248,851

Health Care - 14.3%
Biotechnology - 1.6%
Vericel Corporation (a)	1,553,540	58,366,498

Health Care Management Services - 0.6%
National Research Corporation	503,399	21,902,890

Health Care Services - 1.3%
Omnicell, Inc. (a)	629,325	46,362,373

Medical Equipment - 6.4%
LeMaitre Vascular, Inc. (b)	1,275,696	85,828,827
Merit Medical Systems, Inc. (a)	1,200,295	100,392,674

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Health Care - 14.3% (Continued)
Medical Equipment - 6.4% (Continued)
Repligen Corporation (a)	360,810	$51,040,183
		237,261,684
Medical Supplies - 4.4%
Neogen Corporation (a)	4,245,566	92,341,060
Stevanato Group S.p.A. (b)	2,170,677	70,286,521
		162,627,581
Industrials - 30.1%
Building Materials: Other - 5.0%
Simpson Manufacturing Company, Inc.	856,790	118,665,415
Trex Company, Inc. (a)	978,485	64,149,477
		182,814,892
Building: Climate Control - 3.9%
AAON, Inc.	1,508,825	143,051,698

Commercial Vehicles and Parts - 1.0%
Federal Signal Corporation	595,000	38,097,850

Construction - 2.5%
Construction Partners, Inc. - Class A (a)(b)	2,941,607	92,337,044

Defense - 3.0%
Axon Enterprise, Inc. (a)	306,240	59,753,549
Mercury Systems, Inc. (a)	1,413,898	48,906,732
		108,660,281
Diversified Industrials - 1.9%
ESCO Technologies, Inc.	676,430	70,098,441

Electronic Equipment: Control & Filter - 2.5%
Helios Technologies, Inc.	1,395,983	92,260,516

Electronic Equipment: Gauges & Meters - 2.5%
Mesa Laboratories, Inc. (b)	390,205	50,141,342
Transcat, Inc. (a)(b)	483,824	41,275,025
		91,416,367

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Industrials - 30.1% (Continued)
Engineering & Contracting Services - 3.6%
Exponent, Inc.	1,418,105	$132,337,559

Industrial Suppliers - 1.2%
Hillman Solutions Corporation (a)	4,962,750	44,714,377

Machinery: Construction & Handling - 1.2%
Douglas Dynamics, Inc. (b)	1,472,915	44,010,700

Machinery: Industrial - 1.8%
John Bean Technologies Corporation	546,830	66,330,479

Real Estate - 3.1%
Real Estate Services - 3.1%
FirstService Corporation	750,235	115,603,711

Technology - 30.3%
Computer Services - 1.5%
Workiva, Inc. (a)	530,085	53,888,441

Consumer Digital Services - 0.9%
Definitive Healthcare Corporation - Class A (a)	2,998,354	32,981,894

Production Technology Equipment - 4.8%
Azenta, Inc. (a)	863,497	40,308,040
Novanta, Inc. (a)	740,865	136,393,247
		176,701,287
Software - 23.1%
Altair Engineering, Inc. - Class A (a)	1,466,230	111,198,883
BlackLine, Inc. (a)	969,915	52,200,825
Descartes Systems Group, Inc. (The) (a)	1,784,196	142,931,942
Model N, Inc. (a)(b)	2,566,719	90,759,184
Paycor HCM, Inc. (a)	2,794,930	66,155,993
PROS Holdings, Inc. (a)	2,104,665	64,823,682
Q2 Holdings, Inc. (a)	1,232,765	38,092,439
Simulations Plus, Inc. (b)	1,510,746	65,460,624

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Technology - 30.3% (Continued)
Software - 23.1% (Continued)
SPS Commerce, Inc. (a)	949,180	$182,299,511
Vertex, Inc. - Class A (a)	1,869,290	36,451,155
		850,374,238
Telecommunications - 1.7%
Telecommunications Equipment - 1.7%
Digi International, Inc. (a)	1,554,000	61,212,060

Utilities - 4.3%
Waste & Disposal Services - 4.3%
Casella Waste Systems, Inc. - Class A (a)	1,755,035	158,742,916

Total Common Stocks (Cost $2,258,207,136)		$3,565,081,866

MONEY MARKET FUNDS - 1.7%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 4.98% (c) (Cost $60,621,080)	60,621,080	$60,621,080

Total Investments at Value - 98.6% (Cost $2,318,828,216)		$3,625,702,946

Other Assets in Excess of Liabilities - 1.4%		51,722,048

Net Assets - 100.0%		$3,677,424,994

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940.
(c)	The rate shown is the 7-day effective yield as of June 30, 2023.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Basic Materials - 4.0%
Metal Fabricating - 2.4%
RBC Bearings, Inc. (a)	43,875	$9,541,496

Specialty Chemicals - 1.6%
Balchem Corporation	48,985	6,603,668

Consumer Discretionary - 13.2%
Consumer Services: Miscellaneous - 3.3%
Rollins, Inc.	310,575	13,301,927

Education Services - 1.6%
Bright Horizons Family Solutions, Inc. (a)	73,345	6,780,745

Home Improvement Retailers - 2.3%
SiteOne Landscape Supply, Inc. (a)	55,695	9,321,115

Hotels & Motels - 1.9%
Vail Resorts, Inc.	30,720	7,734,067

Recreational Products - 2.8%
Pool Corporation	30,045	11,256,059

Recreational Vehicles & Boats - 1.3%
LCI Industries	42,200	5,332,392

Financials - 1.5%
Financial Data Providers - 1.5%
Clearwater Analytics Holdings, Inc. - Class A (a)	372,000	5,903,640

Health Care - 15.0%
Health Care Services - 1.4%
Omnicell, Inc. (a)	77,650	5,720,476

Medical Equipment - 4.9%
Merit Medical Systems, Inc. (a)	136,258	11,396,619

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Health Care - 15.0% (Continued)
Medical Equipment - 4.9% (Continued)
Repligen Corporation (a)	60,540	$8,563,988
		19,960,607
Medical Supplies - 8.7%
Bio-Techne Corporation	94,125	7,683,424
Neogen Corporation (a)	300,111	6,527,414
Stevanato Group S.p.A.	223,577	7,239,423
Teleflex, Inc.	22,975	5,560,639
West Pharmaceutical Services, Inc.	21,300	8,146,611
		35,157,511
Industrials - 34.2%
Aerospace - 2.3%
HEICO Corporation - Class A	67,350	9,469,410

Building Materials: Other - 4.4%
Simpson Manufacturing Company, Inc.	54,050	7,485,925
Trex Company, Inc. (a)	155,105	10,168,684
		17,654,609
Building: Climate Control - 2.8%
Watsco, Inc.	30,080	11,474,618

Construction - 2.2%
Construction Partners, Inc. - Class A (a)	289,450	9,085,835

Defense - 3.2%
Axon Enterprise, Inc. (a)	38,155	7,444,804
Mercury Systems, Inc. (a)	155,700	5,385,663
		12,830,467
Electronic Equipment: Gauges & Meters - 1.5%
Cognex Corporation	107,000	5,994,140

Engineering & Contracting Services - 3.2%
Exponent, Inc.	139,605	13,027,939

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Industrials - 34.2% (Continued)
Industrial Suppliers - 1.5%
Hillman Solutions Corporation (a)	671,805	$6,052,963

Machinery: Engines - 0.7%
Generac Holdings, Inc. (a)	17,440	2,600,827

Machinery: Industrial - 3.0%
EVI Industries, Inc. (a)	289,692	6,373,224
John Bean Technologies Corporation	48,605	5,895,787
		12,269,011
Machinery: Specialty - 2.8%
Graco, Inc.	133,055	11,489,299

Professional Business Support Services - 4.2%
Fair Isaac Corporation (a)	21,225	17,175,482

Transaction Processing Services - 2.4%
Jack Henry & Associates, Inc.	58,970	9,867,450

Real Estate - 3.8%
Real Estate Services - 3.8%
FirstService Corporation	100,625	15,505,306

Technology - 23.3%
Computer Services - 3.0%
Gartner, Inc. (a)	18,275	6,401,915
Workiva, Inc. (a)	55,833	5,675,983
		12,077,898
Consumer Digital Services - 1.2%
Definitive Healthcare Corporation - Class A (a)	422,760	4,650,360

Production Technology Equipment - 3.3%
Novanta, Inc. (a)	73,645	13,558,045

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Technology - 23.3% (Continued)
Software - 15.8%
Altair Engineering, Inc. - Class A (a)	90,145	$6,836,597
Descartes Systems Group, Inc. (The) (a)	154,475	12,374,992
Five9, Inc. (a)	54,300	4,477,035
Guidewire Software, Inc. (a)	74,620	5,677,090
Paycor HCM, Inc. (a)	209,030	4,947,740
Q2 Holdings, Inc. (a)	139,030	4,296,027
SPS Commerce, Inc. (a)	73,434	14,103,734
Tyler Technologies, Inc. (a)	27,340	11,386,290
		64,099,505
Utilities - 4.5%
Waste & Disposal Services - 4.5%
Casella Waste Systems, Inc. - Class A (a)	200,200	18,108,090

Total Investments at Value - 99.5% (Cost $297,620,985)		$403,604,957

Other Assets in Excess of Liabilities - 0.5%		2,125,412

Net Assets - 100.0%		$405,730,369

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Consumer Discretionary - 18.6%
Consumer Services: Miscellaneous - 9.7%
Copart, Inc. (a)	1,390	$126,782
Rollins, Inc.	2,395	102,578
		229,360
Education Services - 1.8%
Bright Horizons Family Solutions, Inc. (a)	465	42,989

Hotels & Motels - 1.9%
Vail Resorts, Inc.	175	44,058

Recreational Products - 3.7%
Pool Corporation	235	88,040

Specialty Retail - 1.5%
Tractor Supply Company	165	36,482

Financials - 1.9%
Financial Data Providers - 1.9%
FactSet Research Systems, Inc.	110	44,072

Health Care - 20.8%
Health Care Services - 3.0%
Veeva Systems, Inc. - Class A (a)	355	70,194

Medical Equipment - 7.7%
IDEXX Laboratories, Inc. (a)	185	92,913
Repligen Corporation (a)	320	45,267
STERIS plc	195	43,871
		182,051
Medical Supplies - 10.1%
Align Technology, Inc. (a)	120	42,437
Bio-Techne Corporation	820	66,937
Teleflex, Inc.	140	33,884
West Pharmaceutical Services, Inc.	255	97,529
		240,787

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Industrials - 25.2%
Aerospace - 4.0%
HEICO Corporation - Class A	670	$94,203

Building: Climate Control - 2.5%
Watsco, Inc.	155	59,128

Containers & Packaging - 1.4%
Ball Corporation	570	33,180

Electronic Equipment: Gauges & Meters - 3.2%
Cognex Corporation	540	30,251
Mettler-Toledo International, Inc. (a)	35	45,907
		76,158
Electronic Equipment: Pollution Control - 1.5%
Xylem, Inc.	315	35,475

Engineering & Contracting Services - 1.6%
Exponent, Inc.	395	36,861

Machinery: Engines - 0.9%
Generac Holdings, Inc. (a)	150	22,370

Machinery: Specialty - 3.3%
Graco, Inc.	915	79,010

Professional Business Support Services - 3.8%
Verisk Analytics, Inc.	400	90,412

Transaction Processing Services - 3.0%
Jack Henry & Associates, Inc.	425	71,115

Real Estate - 4.2%
Real Estate Services - 4.2%
CoStar Group, Inc. (a)	1,135	101,015

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Technology - 22.3%
Computer Services - 3.1%
Gartner, Inc. (a)	210	$73,565

Software - 19.2%
ANSYS, Inc. (a)	255	84,219
Bentley Systems, Inc.	490	26,573
Five9, Inc. (a)	275	22,674
Fortinet, Inc. (a)	1,060	80,125
Guidewire Software, Inc. (a)	395	30,052
Lightspeed Commerce, Inc. (a)	1,075	18,189
Procore Technologies, Inc. (a)	345	22,449
Roper Technologies, Inc.	175	84,140
Tyler Technologies, Inc. (a)	210	87,458
		455,879
Utilities - 3.6%
Waste & Disposal Services - 3.6%
Waste Connections, Inc.	595	85,043

Total Investments at Value - 96.6% (Cost $2,338,506)		$2,291,447

Other Assets in Excess of Liabilities - 3.4%		79,899

Net Assets - 100.0%		$2,371,346

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Consumer Discretionary - 3.7%
Entertainment - 3.7%
Thunderbird Entertainment Group, Inc. (a)	33,801	$85,855

Financials - 3.7%
Property & Casualty Insurance - 3.7%
Palomar Holdings, Inc. (a)	1,511	87,698

Health Care - 23.1%
Biotechnology - 6.8%
Alpha Teknova, Inc. (a)	13,811	36,875
NanoString Technologies, Inc. (a)	5,280	21,384
Vericel Corporation (a)	2,709	101,777
		160,036
Health Care Facilities - 4.3%
U.S. Physical Therapy, Inc.	829	100,632

Health Care Services - 3.3%
Phreesia, Inc. (a)	2,500	77,525

Medical Equipment - 8.7%
BioLife Solutions, Inc. (a)	3,599	79,538
OrthoPediatrics Corporation (a)	1,829	80,202
Semler Scientific, Inc. (a)	1,681	44,109
		203,849
Industrials - 38.0%
Construction - 4.6%
Construction Partners, Inc. - Class A (a)	3,453	108,390

Electronic Equipment: Gauges & Meters - 7.4%
Mesa Laboratories, Inc.	441	56,669
Transcat, Inc. (a)	1,365	116,448
		173,117
Engineering & Contracting Services - 2.5%
Willdan Group, Inc. (a)	3,061	58,649

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Industrials - 38.0% (Continued)
Industrial Suppliers - 6.6%
CryoPort, Inc. (a)	3,922	$67,654
Hillman Solutions Corporation (a)	9,800	88,298
		155,952
Machinery: Construction & Handling - 2.6%
Douglas Dynamics, Inc.	2,047	61,164

Professional Business Support Services - 7.6%
Montrose Environmental Group, Inc. (a)	1,940	81,713
NV5 Global, Inc. (a)	869	96,259
		177,972
Security Services - 3.0%
SoundThinking, Inc. (a)	3,185	69,624

Transaction Processing Services - 3.7%
I3 Verticals, Inc. - Class A (a)	3,852	88,057

Technology - 23.3%
Software - 23.3%
Model N, Inc. (a)	2,852	100,847
Olo, Inc. - Class A (a)	12,050	77,843
Planet Labs PBC (a)	19,350	62,307
PROS Holdings, Inc. (a)	3,053	94,032
Q2 Holdings, Inc. (a)	1,800	55,620
Simulations Plus, Inc.	1,893	82,024
TECSYS, Inc.	3,525	74,131
		546,804

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Telecommunications - 4.3%
Telecommunications Equipment - 4.3%
Digi International, Inc. (a)	2,540	$100,051

Total Investments at Value - 96.1% (Cost $2,297,297)		$2,255,375

Other Assets in Excess of Liabilities - 3.9%		92,699

Net Assets - 100.0%		$2,348,074

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.